Income Taxes Components of Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ (8,937)	$ (8,549)	$ (11,038)
Income (Loss) from Continuing Operations before Income Taxes, Foreign	(58,698)	(40,044)	(1,642)
Income (Loss) from Continuing Operations, before Income Taxes	$ (67,635)	$ (48,593)	$ (12,680)